Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,860,092	$ 1,424,773
Less: allowance for credit loss	0	(13,457)
Accounts receivable, net	$ 3,860,092	$ 1,411,316